Cambria Chesapeake Pure Trend ETF
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 28.1%	Shares	Value
Aerospace & Defense - 2.0%
Airbus SE	1,305	$229,465
Northrop Grumman Corp.	379	194,052
		423,517

Auto Manufacturers - 0.7%
Li Auto, Inc. - ADR (a)	2,104	53,021
Tesla, Inc. (a)	380	98,481
		151,502

Beverages - 0.3%
Keurig Dr Pepper, Inc.	1,773	60,672

Chemicals - 2.8%
Air Liquide SA	1,741	329,375
Air Products and Chemicals, Inc.	642	189,338
Nutrien Ltd.	1,579	78,429
		597,142

Commercial Services - 1.8%
Automatic Data Processing, Inc. (b)	1,214	370,913

Computers - 1.6%
Apple, Inc.	814	180,814
Fortinet, Inc. (a)	1,672	160,946
		341,760

Electronics - 1.6%
Honeywell International, Inc. (b)	1,595	337,741

Healthcare - Products - 1.8%
Abbott Laboratories	2,829	375,267

Home Furnishings - 1.1%
Sony Group Corp. - ADR	8,810	223,686

Machinery - Diversified - 1.3%
Deere & Co.	603	283,018

Metal Fabricate & Hardware - 1.1%
Tenaris SA - ADR	5,645	220,776

Mining - 0.3%
Newmont Corp.	1,492	72,034

Oil & Gas - 1.7%
Chevron Corp.	1,103	184,521
Hess Corp.	1,075	171,710
		356,231

Pharmaceuticals - 2.0%
Johnson & Johnson	1,366	226,538
Sanofi SA - ADR	3,522	195,330
		421,868

Pipelines - 1.3%
Cheniere Energy, Inc.	1,152	266,573

Retail - 1.1%
Yum! Brands, Inc.	1,416	222,822

Software - 3.3%
Atlassian Corp. - Class A (a)	482	102,285
Paychex, Inc.	2,120	327,074
Roper Technologies, Inc.	386	227,578
Snowflake, Inc. - Class A (a)	268	39,171
		696,108

Telecommunications - 1.5%
Cisco Systems, Inc.	4,959	306,020

Water - 0.8%
American Water Works Co., Inc.	1,164	171,713
TOTAL COMMON STOCKS (Cost $5,564,382)		5,899,363

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.7%
Extra Space Storage, Inc.	797	118,347
Public Storage	828	247,812
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $371,888)		366,159

SHORT-TERM INVESTMENTS - 45.2%
Money Market Funds - 45.2%
First American Government Obligations Fund - Class X, 4.27% (c)(d)	9,499,101	9,499,101
TOTAL SHORT-TERM INVESTMENTS (Cost $9,499,101)		9,499,101

TOTAL INVESTMENTS - 75.0% (Cost $15,435,371)		15,764,623
Other Assets in Excess of Liabilities - 25.0%		5,262,597
TOTAL NET ASSETS - 100.0%		$21,027,220
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security has been pledged as collateral for securities sold short. The total value of assets committed as collateral as of March 31, 2025 is $677,639.
(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(d)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

Cambria Chesapeake Pure Trend ETF
Consolidated Schedule of Securities Sold Short
March 31, 2025 (Unaudited)

COMMON STOCKS - (12.1)%	Shares	Value
Beverages - (2.4)%
Constellation Brands, Inc. - Class A	(1,226)	$(224,996)
PepsiCo, Inc.	(1,833)	(274,840)
		(499,836)

Chemicals - (0.8)%
Dow, Inc.	(4,627)	(161,575)

Food - (3.2)%
Conagra Brands, Inc.	(9,047)	(241,284)
General Mills, Inc.	(3,871)	(231,447)
Kraft Heinz Co.	(6,228)	(189,518)
		(662,249)

Healthcare - Products - (0.8)%
Zimmer Biomet Holdings, Inc.	(1,546)	(174,976)

Healthcare - Services - (0.9)%
Elevance Health, Inc.	(436)	(189,643)

Media - (0.3)%
Comcast Corp. - Class A	(1,405)	(51,844)

Mining - (0.9)%
Rio Tinto PLC - ADR	(3,220)	(193,458)

Oil & Gas - (0.3)%
Exxon Mobil Corp.	(507)	(60,297)

Pharmaceuticals - (1.5)%
Merck & Co., Inc.	(2,265)	(203,306)
Zoetis, Inc.	(730)	(120,195)
		(323,501)

Transportation - (1.0)%
Canadian Pacific Kansas City Ltd.	(3,130)	(219,757)
TOTAL COMMON STOCKS (Proceeds $2,721,352)		(2,537,136)

TOTAL SECURITIES SOLD SHORT - (12.1)% (Proceeds $2,721,352)		$(2,537,136)

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

Cambria Chesapeake Pure Trend ETF
Consolidated Schedule of Futures Contracts
March 31, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3 Month Canadian Overnight Repo Rate Average	62	06/16/2026	$10,530,415	$48,735
3 Month Euribor	17	12/14/2026	4,494,234	9,124
3 Month Swiss Average Overnight Rate	58	06/16/2026	16,376,519	20,265
Arabica Coffee	3	05/19/2025	427,219	(19,534)
Copper	3	05/28/2025	377,550	37,974
Corn No. 2 Yellow	6	05/14/2025	137,175	(16,756)
Crude Palm Oil	17	06/13/2025	423,228	4,518
Feeder Cattle	6	05/22/2025	853,500	5,219
Gold	4	06/26/2025	1,260,120	23,861
ICE European Climate Exchange Emissions	4	12/15/2025	293,729	(52,225)
Italian 2 Year Government Bonds	39	06/06/2025	4,528,339	(3,080)
Lean Hogs	3	06/13/2025	114,330	(1,485)
Live Cattle	14	06/30/2025	1,140,440	14,488
London Metals - Aluminum(a)	7	06/16/2025	442,804	(27,256)
London Metals - Lead(a)	2	06/16/2025	100,497	(271)
London Metals - Tin(a)	2	06/16/2025	368,500	14,883
London Metals - Zinc(a)	8	06/16/2025	570,804	5,962
Natural Gas	3	04/28/2025	123,570	4,966
Natural Gas	5	04/29/2025	163,415	(1,911)
Palladium	2	06/26/2025	200,140	14,031
Robusta Coffee	18	05/23/2025	948,420	(44,891)
SGX Technically Specified Rubber 20	78	05/30/2025	758,550	(16,318)
SGX TSI Iron Ore	24	05/30/2025	242,376	(3,264)
Silver	3	05/28/2025	519,165	30,601
UK Emissions Trading Registry Allowance	2	12/15/2025	116,323	(2,648)
UK Natural Gas	5	04/29/2025	195,586	(2,862)
				$42,126
				–

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
30 Day Federal Funds Rate	(26)	07/31/2025	$10,388,373	$(8,229)
Australian Dollar/U.S. Dollar Cross Currency Rate	(13)	06/16/2025	812,955	4,685
Australian Government 10 Year Bonds	(16)	06/16/2025	1,123,378	(2,118)
Australian Government 3 Year Bonds	(63)	06/16/2025	4,181,625	(7,571)
British Pound/U.S. Dollar Cross Currency Rate	(7)	06/16/2025	564,856	1,543
Canadian Dollar/U.S. Dollar Cross Currency Rate	(29)	06/17/2025	2,025,070	(5,644)
Cotton No. 2	(13)	05/07/2025	434,395	11,048
Crude Soybean Oil	(3)	05/14/2025	80,802	5,133
Euro/U.S. Dollar Cross Currency Rate	(9)	06/16/2025	1,221,975	5,088
German 10 Year Government Bonds	(13)	06/06/2025	1,809,117	35,203
German 2 Year Government Bonds	(39)	06/06/2025	4,505,801	(20,139)
German 30 Year Government Bonds	(5)	06/06/2025	644,126	34,334
German 5 Year Government Bonds	(22)	06/06/2025	2,799,222	4,183
Hard Red Winter Wheat	(5)	05/14/2025	139,250	18,849
ICE 3 Month SONIA Rate	(31)	03/16/2027	9,618,727	(10,620)
Italian 10 Year Government Bonds	(1)	06/06/2025	126,946	(1,699)
Japanese 10 Year Government Bonds	(4)	06/13/2025	3,702,020	(4,029)
Japanese Yen/U.S. Dollar Cross Currency Rate	(11)	06/16/2025	923,863	16,380
London Metals - Aluminum(a)	(1)	06/16/2025	63,258	3,121
London Metals - Lead(a)	(11)	06/16/2025	552,731	(4,752)
London Metals - Nickel(a)	(5)	06/16/2025	476,678	19,135
London Metals - Zinc(a)	(1)	06/16/2025	71,350	(947)
Long Gilt	(9)	06/26/2025	1,065,144	17,625
Platinum	(8)	07/29/2025	411,000	(16,077)
Soybean Meal	(17)	05/14/2025	497,590	18,952
Soybeans	(9)	05/14/2025	456,637	21,779
Swiss Franc/U.S. Dollar Cross Currency Rate	(9)	06/16/2025	1,283,287	4,121
U.S. Treasury 10 Year Notes	(17)	06/18/2025	1,890,719	(5,377)
U.S. Treasury 2 Year Notes	(29)	06/30/2025	6,007,984	(13,927)
U.S. Treasury 3 Year Notes	(5)	06/30/2025	1,055,781	(4,015)
U.S. Treasury 5 Year Notes	(13)	06/30/2025	1,406,031	(6,082)
U.S. Treasury Long Bonds	(7)	06/18/2025	820,969	5,442
Wheat	(11)	05/14/2025	295,350	(5,007)
				$110,388
Net Unrealized Appreciation (Depreciation)				$152,514

(a)	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date.

Cambria Chesapeake Pure Trend ETF
Consolidated Schedule of Forward Currency Contracts
March 31, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
StoneX Financial, Inc.	06/18/2025	ILS	4,032,000	USD	1,105,027	$(21,095)
StoneX Financial, Inc.	06/18/2025	NOK	5,470,000	USD	523,400	(4,180)
StoneX Financial, Inc.	06/18/2025	PLN	2,388,000	USD	623,043	(9,138)
StoneX Financial, Inc.	06/18/2025	SEK	6,728,000	USD	670,687	2,267
StoneX Financial, Inc.	06/18/2025	THB	36,131,000	USD	1,074,994	(3,942)
StoneX Financial, Inc.	06/18/2025	USD	914,203	BRL	5,446,000	(20,760)
StoneX Financial, Inc.	06/18/2025	USD	590,151	CLP	557,215,000	5,182
StoneX Financial, Inc.	06/18/2025	USD	1,613,403	CNH	11,612,000	6,544
StoneX Financial, Inc.	06/18/2025	USD	572,599	COP	2,389,588,000	8,652
StoneX Financial, Inc.	06/18/2025	USD	992,251	CZK	22,848,000	2,894
StoneX Financial, Inc.	06/18/2025	USD	1,047,420	DKK	7,146,000	7,370
StoneX Financial, Inc.	06/18/2025	USD	1,072,934	HUF	395,542,000	17,274
StoneX Financial, Inc.	06/18/2025	USD	1,496,003	IDR	24,660,000,000	12,403
StoneX Financial, Inc.	06/18/2025	USD	1,526,785	INR	133,782,000	(29,350)
StoneX Financial, Inc.	06/18/2025	USD	1,037,959	KRW	1,502,308,000	13,287
StoneX Financial, Inc.	06/18/2025	USD	470,957	MXN	9,632,000	5,093
StoneX Financial, Inc.	06/18/2025	USD	767,499	NOK	8,163,000	(7,344)
StoneX Financial, Inc.	06/18/2025	USD	1,008,063	NZD	1,764,000	7,059
StoneX Financial, Inc.	06/18/2025	USD	1,546,698	PHP	88,848,000	(3,083)
StoneX Financial, Inc.	06/18/2025	USD	2,338,734	SGD	3,103,000	20,522
StoneX Financial, Inc.	06/18/2025	USD	2,304,683	TWD	75,417,000	18,192
StoneX Financial, Inc.	06/18/2025	ZAR	7,328,000	USD	395,777	103
Net Unrealized Appreciation (Depreciation)						$27,950

BRL - Brazilian Real
CLP - Chilean Peso
CNH - Chinese Offshore Renminbi
COP - Colombian Peso
CZK - Czech Republic Koruna
DKK - Danish Krone
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli New Shekel
INR - Indian Rupee
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
THB - Thai Baht
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Cambria Chesapeake Pure Trend ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$5,899,363	$–	$–	$5,899,363
Real Estate Investment Trusts - Common	366,159	–	–	366,159
Money Market Funds	9,499,101	–	–	9,499,101
Total Investments	$15,764,623	$–	$–	$15,764,623

Other Financial Instruments:
Futures Contracts*	$461,248	$–	$–	$461,248
Forwards*	–	126,842	–	126,842
Total Other Financial Instruments	$461,248	$126,842	$–	$588,090

Liabilities:
Investments:
Common Stocks	$(2,537,136)	$–	$–	$(2,537,136)
Total Investments	$(2,537,136)	$–	$–	$(2,537,136)

Other Financial Instruments:
Futures Contracts*	$(308,734)	$–	$–	$(308,734)
Forwards*	–	(98,892)	–	(98,892)
Total Other Financial Instruments	$(308,734)	$(98,892)	$–	$(407,626)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of March 31, 2025.

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.